Discontinued operation and assets classified as held for sale, Assets and Liabilities Relating to Atalla (Details) - USD ($) $ in Thousands		18 Months Ended
	Nov. 05, 2018	Oct. 31, 2018	Apr. 30, 2017	Apr. 30, 2016
Disclosure of analysis of single amount of discontinued operations [line items]
Cash consideration		$ 2,535,000
Non-current assets [Abstract]
Goodwill		6,805,043	$ 2,828,604	$ 2,436,168
Property, plant and equipment		144,250	40,956	$ 40,867
Total non-current assets		13,720,467	3,995,511
Current liabilities [Abstract]
Deferred income		(1,134,730)	(640,650)
Total current liabilities		(2,448,090)	$ (944,697)
Atalla [Member]
Non-current assets [Abstract]
Goodwill		27,957
Property, plant and equipment		230
Total non-current assets		28,187
Current liabilities [Abstract]
Deferred income		(10,463)
Total current liabilities		(10,463)
Net assets classified as held for sale		$ 17,724
Atalla [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Cash consideration	$ 20,000